Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

8. RELATED PARTY TRANSACTIONS

Chief Executive Officer

During the six months ended June 30, 2017 and six months ended June 30, 2016 the Company incurred compensation expense to our Chief Executive Officer under the Professional Consulting Contract of $0 and $500,000 respectively. During the six months ended June 30, 2017 the company accrued dividends payable in the amount of $34,500 for our Chief Executive Officer. Preferred dividends in the amount of $29,917 were paid in cash to our Chief Executive Officer during the six months ended June 30, 2016. During the three months ended June 30, 2017 and three months ended June 30, 2016 the Company incurred compensation expense to our Chief Executive Officer under the Professional Consulting Contract of $0 and $250,000 respectively.

Chief Operating Officer

During the six months ended June 30, 2017 and six months ended June 30, 2016 the Company incurred compensation expense to our Chief Operating Officer of $115,000. During the six months ended June 30, 2017 the company accrued dividends payable in the amount of $10 for our Chief Operating Officer. During the three months ended June 30, 2017 and three months ended June 30, 2016 the Company incurred compensation expense to our Chief Operating Officer of $61,923.

Consulting Fees

During the six months ended June 30, 2017 and six months ended June 30, 2016, the Company incurred director fees totaling $0 and $17,500, respectively, to Matthew Banks, a former director of the Company. During the three months ended June 30, 2017 and three months ended June 30, 2016, the Company incurred director fees totaling $0 and $9,000, respectively, to Matthew Banks, a former director of the Company.

During the six months ended June 30, 2017 and six months ended June 30, 2016, the Company incurred director fees totaling $0 and $17,500, respectively to R & H Nominees Pty Ltd, which is owned by Harold Hansen, a former director of the Company. During the three months ended June 30, 2017 and three months ended June 30, 2016, the Company incurred director fees totaling $0 and $9,000, respectively to R & H Nominees Pty Ltd, which is owned by Harold Hansen, a former director of the Company.

During the six months ended June 30, 2017 and six months ended June 30, 2016, the Company incurred consulting fees totaling $0 and $87,204, respectively, to Frank Wilkie and related parties. Frank Wilkie is a shareholder of IEG Holdings Corporation. During the three months ended June 30, 2017 and three months ended June 30, 2016, the Company incurred consulting fees totaling $0 and $86,954, respectively, to Frank Wilkie and related parties. Frank Wilkie is a shareholder of IEG Holdings Corporation.

During the six months ended June 30, 2017 and six months ended June 30, 2016, the Company incurred consulting fees totaling $20,000 and $0, respectively, to Clem Tacca and related parties. Clem Tacca is a shareholder of IEG Holdings Corporation. During the three months ended June 30, 2017 and three months ended June 30, 2016, the Company incurred consulting fees totaling $20,000 and $0, respectively, to Clem Tacca and related parties. Clem Tacca is a shareholder of IEG Holdings Corporation.

During the six months ended June 30, 2017 and six months ended June 30, 2016, the Company incurred consulting fees totaling $30,000 and $13,200, respectively, to Judith Willoughby and related parties. Judith Willoughby is a shareholder of IEG Holdings Corporation. During the three months ended June 30, 2017 and three months ended June 30, 2016, the Company incurred consulting fees totaling $30,000 and $13,200, respectively, to Judith Willoughby and related parties. Judith Willoughby is a shareholder of IEG Holdings Corporation.

During the six months ended June 30, 2017 and six months ended June 30, 2016, the Company incurred consulting fees totaling $0 and $68,886, respectively, to Ascendant SC Pty Ltd. Ascendant SC Pty Ltd is a shareholder of IEG Holdings Corporation. During the three months ended June 30, 2017 and three months ended June 30, 2016, the Company incurred consulting fees totaling $0 and $68,886, respectively, to Ascendant SC Pty Ltd. $35,000 of the consulting fee incurred in 2016 were offset as consideration for Common Stock on May 2, 2016. Ascendant SC Pty Ltd is a shareholder of IEG Holdings Corporation.

During the six months ended June 30, 2017 and six months ended June 30, 2016, the Company incurred consulting fees totaling $50,000 and $0, respectively, to Worldwide Holdings LLC. Worldwide Holdings LLC is a shareholder of IEG Holdings Corporation. During the three months ended June 30, 2017 and three months ended June 30, 2016, the Company incurred consulting fees totaling $50,000 and $0, respectively, to Worldwide Holdings LLC. Worldwide Holdings LLC is a shareholder of IEG Holdings Corporation.

10.	RELATED PARTY TRANSACTIONS

Chief Executive Officer

Compensation to our Chief Executive Officer under the 2015 Consulting Contract totaled $1,000,000 for the year ended December 31, 2016. Compensation to our Chief Executive Officer under the 2015 Consulting Contract totaled $1,300,000 for the year ended December 31, 2015, of which, $220,079 was offset against common stock subscription.

Chief Operating Officer

Compensation to our Chief Operating Officer totaled $243,000 for the year ended December 31, 2016. Compensation to our Chief Operating Officer totaled $250,000 for the year ended December 31, 2015, of which, $20,000 was offset against common stock subscription.

VP Corporate Finance

Compensation to our VP Corporate Finance totaled $121,721 for the year ended December 31, 2015, of which $14,029 was offset against common stock subscription.

Consulting Fees

During the years ended December 31, 2016 and December 31, 2015, the Company incurred director fees totaling $0 and $27,500, respectively, to Gilmour & Company Pty Ltd., which is owned by Ian Gilmour, a former director of IEG Holdings Corporation.

During the years ended December 31, 2016 and December 31, 2015, the Company incurred director fees totaling $29,800 and $27,500, respectively, to Matthew Banks, who is a former director of IEG Holdings Corporation. $20,000 of the $27,500 consulting fees incurred in year ended December 31, 2015 was paid, with the remaining $7,500 offset as consideration for common stock subscriptions by Ian Banks (Matthew Banks’ father).

During the years ended December 31, 2016 and December 31, 2015, the Company incurred director fees totaling $29,800 and $27,500, respectively to R & H Nominees Pty Ltd which is owned by Harold Hansen, who is a former director of IEG Holdings Corporation.

During the years ended December 31, 2016 and December 31, 2015, the Company incurred director fees totaling $0 and $4,500 to Comms Watch Pty Ltd, which is owned by Damien Mathieson, a former director and the brother of our Chief Executive Officer.

During the years ended December 31, 2016 and December 31, 2015, the Company incurred consulting fees totaling $40,000 and $318,857, respectively, to Clem Tacca, who is a shareholder of IEG Holdings Corporation, and related entities.

During the years ended December 31, 2016 and December 31, 2015, the Company incurred consulting fees totaling $82,886 and $66,098, respectively, to Ascendant SC Pty Ltd, which is a shareholder of IEG Holdings Corporation. $35,000 of the consulting fees incurred in 2016 were offset as consideration for Common Stock on May 2, 2016. $25,000 of the consulting fees incurred were offset as consideration for Series G Preferred Stock on June 19, 2015 and $10,000 of the consulting fees incurred were offset as consideration for common stock subscriptions at December 31, 2015.

During the years ended December 31, 2016 and December 31, 2015, the Company incurred consulting fees totaling $120,404 and $419,204, respectively, to Frank Wilkie, who is a shareholder of IEG Holdings Corporation, and related entities. $70,250 of the $419,204 consulting fees incurred in the year ended December 31, 2015 was paid, with $224,500 offset as consideration for Series G Preferred Stock on June 19, 2015 and $124,454 offset as consideration for common stock subscriptions.

During the years ended December 31, 2016 and December 31, 2015, the Company incurred consulting fees totaling $50,700 and $75,000, respectively, to Judith Willoughby, who is a shareholder of IEG Holdings Corporation, and related entities. $55,000 of the $75,000 consulting fees incurred in the year ended December 31, 2015 was paid, with the remaining $20,000 offset as consideration for common stock subscriptions.

During the year ended December 31, 2016, the Company incurred consulting fees totaling $26,000 to Custom Print Consulting, who is a shareholder of IEG Holdings Corporation, and related entities. All of the $26,000 was offset as consideration for common stock subscriptions.

During the year ended December 31, 2016, the Company incurred consulting fees totaling $26,000 to BW Equities Pty Ltd, who is a shareholder of IEG Holdings Corporation, and related entities. All of the $26,000 was offset as consideration for common stock subscriptions.

During the year ended December 31, 2016, the Company incurred consulting fees totaling $162,500 to Worldwide Holdings LLC, who is a shareholder of IEG Holdings Corporation, and related entities. $150,000 of the $162,500 consulting fees incurred was paid, with the remaining $12,500 offset as consideration for common stock subscriptions.

During the year ended December 31, 2016, the Company incurred consulting fees totaling $166,524 to MZHCI LLC, who is a shareholder of IEG Holdings Corporation, and related entities. $96,524 of the $166,524 consulting fees incurred was paid, with the remaining $70,000 offset as consideration for common stock subscriptions.